Note Employee benefits (Projected benefit payments) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 39,537
2019	40,130
2020	40,691
2021	41,198
2022	41,614
2023- 2027	211,287
Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	2,198
2019	2,283
2020	2,354
2021	2,417
2022	2,453
2023- 2027	$ 12,967